UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 134 COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment []; Amendment Number:

This Amendment (Check only one):		[] is a restatement.
						[] adds ne holdings entries.

Institutional Investment Manager Filing this Report:
			Name:			Behrens Rubinoff Capital Partners LP
			Address:		520 Madison Avenue, 38th Floor
						New York, NY 10022
			13F File Number:	28-11171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contaned herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this sbumission.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Brenda K Brunson
Title:				Chief Financial Officer
Phone:				646-428-3652
Signature,			Place,				and Date of Signing:
Brenda K Brunson		New York, NY			May 9, 2005
Report Type (Check only one):
				[X]  13F HOLDINGS REPORT.
				[]   13F NOTICE.
				[]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	$179,624 (x$1000)

List of Other Included Managers:
NONE
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FORM 13 F INFORMATION TABLE
													     Voting Authority
Name of Issuer          Title of Cl  Cusip      MV (X$1000)   Sh/Prn Amt Shr/Prn Put/Call Inv Disc Other Mgr Sole       Shared  None
ABINGTON COMNTY BANCORP COM          00350R106   1,134           87,940    SH             SOLE                  87,940
ALLSCRIPTS HEALTHCARE   COM          01988P108   5,131          358,836    SH             SOLE                 358,836
ARCHIPELAGO HOLDINGS    COM          03957A104   4,743          267,950    SH             SOLE                 267,950
AVAYA                   COM          053499109   6,822          584,100    SH             SOLE                 584,100
BANK NEW YORK           COM          064057102   1,961           67,500    SH             SOLE                  67,500
BLUELINX HOLDGS         COM          09624H109   3,645          269,800    SH             SOLE                 269,800
CERIDIAN CORP NEW       COM          156779100   7,476          438,500    SH             SOLE                 438,500
DELTA & PINE LAND CO    COM          247357106     632           23,400    SH             SOLE                  23,400
EMC INS GROUP           COM          268664109   3,436          180,248    SH             SOLE                 180,248
EUROBANCSHARES          COM          298716101   3,778          223,398    SH             SOLE                 223,398
INTERPUBLIC GROUP       COM          460690100   6,166          502,100    SH             SOLE                 502,100
IOWA TELECOMMUNICATION  COM          462594201   6,630          340,000    SH             SOLE                 340,000
LIBERTY MEDIA CORP      COM SERA     530718105     622           60,000    SH             SOLE                  60,000
MELLON FINANCIAL CORP   COM          58551A108  13,108          459,300    SH             SOLE                 459,300
THE MOSAIC COMPANY      COM          61945A107  14,542          852,400    SH             SOLE                 852,400
NRG ENERGY INC          COM          629377508   9,743          285,300    SH             SOLE                 285,300
NTL (DELAWARE), INC     COM          62940M104   4,773           74,965    SH             SOLE                  74,965
THE NASDAQ STOCK MARKET COM          631103108   3,371          315,000    SH             SOLE                 315,000
NORTHERN TRUST CORP     COM          665859104   2,824           65,000    SH             SOLE                  65,000
NORTHWEST AIRLINES CLA  COM CLA      667280101   2,656          397,000    SH             SOLE                 397,000
NORTHWEST BANCORP       COM          667328108   2,215          103,452    SH             SOLE                 103,452
NOVELIS INC             COM          67000X106   6,576          300,000    SH             SOLE                 300,000
OFFICE DEPOT            COM          676220106   3,327          150,000    SH             SOLE                 150,000
PHH CORPORATION         COM          693320202  12,849          587,500    SH             SOLE                 587,500
PFIZER INC              COM          717081103   6,956          264,800    SH             SOLE                 264,800
PREF BANK OF LOS ANG    COM          740367107   2,641           66,200    SH             SOLE                  66,200
SPRINT CORP-FON         COM          852061100   2,275          100,000    SH             SOLE                 100,000
SUSSEX BANCORP          COM          869245100     788           55,500    SH             SOLE                  55,500
TELEWEST GLOBAL         COM          87956T107   5,337          300,000    SH             SOLE                 300,000
TIM PARTICIPACOES SAS	COM	     88706P106	 7,143		475,900	   SH		  SOLE		       475,900
TRANSWITCH CORP		COM	     894065101	 1,308		954,487	   SH		  SOLE		       954,487
ASPEN INSURANCE HOLD	COM	     G05384105	 3,580		142,000	   SH		  SOLE		       142,000
AXIS CAPITAL HOLDINGS	COM	     G0692U109	 4,837		178,900	   SH		  SOLE		       178,900
ENDURANCE SPECIALTY HLD	COM	     G30397106	13,244		350,000	   SH		  SOLE		       350,000
HERBALIFE LTD		COM	     G4412G101	 2,286		150,000	   SH		  SOLE		       150,000
PLATINUM UNDERWRITERS	COM	     G7127P100	 1,069		 36,000	   SH		  SOLE			36,000
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